Stockholders' Equity (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Equity, Class of Treasury Stock [Line Items]
Common stock, authorized	300,000,000	300,000,000
Common stock, par value	$ 0.50	$ 0.50
Preferred stock, shares authorized	1,738,619
Preferred stock, par value	$ 1.00
Common stock, issued	139,525,580	138,449,039
Issue of common shares under dividend reinvestment plan	588,745	670,538	695,544
Common stock sold under dividend reinvestment plan	$ 12,304	$ 11,966	$ 11,337
Shares remain available for repurchase	548,278
Acquire Water System [Member]
Equity, Class of Treasury Stock [Line Items]
Common stock, issued			164,052
Common stock, value			$ 2,909
Remaining common stock available for use	1,904,487